Schedule of fair value of identifiable assets and liabilities (Details)	Apr. 30, 2025 SGD ($)
Impairment Loss On Goodwill
Purchase Consideration	$ 10,339,950
Plant and equipment	613,330
Right-of-use assets	2,906,640
Deferred tax assets	34,700
Inventories	388,850
Trade and other receivables	1,344,120
Cash and cash equivalents	217,110
Lease liabilities	(2,906,640)
Deferred tax liabilities	(118,510)
Trade and other payables	(2,294,950)
Amount due to director	(193,950)
Net identifiable assets acquired	(9,300)
Add: Goodwill	10,349,250
Purchase consideration	$ 10,339,950